PROVISIONS - Future Disbursements (Details) - Dec. 31, 2023 $ in Millions, $ in Millions	CAD ($)	USD ($)
Disclosure of other provisions [line items]
Undiscounted amounts required	$ 375.7	$ 108.8
Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	375.7
Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted amounts required		108.8
2024 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	2.8
2024 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted amounts required		3.4
2025 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	29.7
2025 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted amounts required		8.0
2026 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	16.2
2026 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted amounts required		0.6
2027 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	12.6
2027 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted amounts required		3.9
2028 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	2.8
2028 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted amounts required		19.5
2029 onwards | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	$ 311.6
2029 onwards | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted amounts required		$ 73.4